Hedge accounting (Detail 4) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Cash flow hedge reserve amounts related to hedge relationships for which hedge accounting continues to be applied	$ 26	$ 2,560
Cash flow hedge reserve amounts related to hedge relationships for which hedge accounting is no longer applied	743	296
Total Other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis	769	2,856
UBS AG
Entity [Table]
Cash flow hedge reserve amounts related to hedge relationships for which hedge accounting continues to be applied	26	2,560
Cash flow hedge reserve amounts related to hedge relationships for which hedge accounting is no longer applied	743	296
Total Other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis	$ 769	$ 2,856